Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments
Segments
Our chief operating decision maker reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, we have a single reporting and operating segment.